General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
General And Administrative Expense Abstract [Abstract]
Disclosure Of General And Administrative Expense Explanatory

32. General and Administrative Expenses

32.1 Details of general and administrative expenses for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Employee Benefits
Salaries and short-term employee benefits—salaries	￦	2,512,945	￦	2,557,821	￦	2,789,201
Salaries and short-term employee benefits—others		870,356		848,421		871,014
Post-employment benefits—defined benefit plans		217,085		231,913		235,231
Post-employment benefits—defined contribution plans		21,056		27,924		37,328
Termination benefits		242,010		239,790		361,098
Share-based payments		10,930		49,418		49,364

		3,874,382		3,955,287		4,343,236

Depreciation and amortization		408,771		784,431		874,911

Other general and administrative expenses
Rental expense		361,344		109,745		116,325
Tax and dues		214,683		238,670		260,071
Communication		46,661		48,749		53,596
Electricity and utilities		28,823		29,161		32,298
Publication		16,018		15,136		13,988
Repairs and maintenance		22,432		23,947		32,448
Vehicle		12,495		11,537		14,314
Travel		19,393		21,452		12,251
Training		30,310		31,451		27,610
Service fees		210,081		227,631		238,787
Electronic data processing expenses		189,007		258,456		280,773
Advertising		217,244		228,826		236,618
Others		266,868		286,538		295,926

		1,635,359		1,531,299		1,615,005

	￦	5,918,512	￦	6,271,017	￦	6,833,152

32.2 Share-based Payments

32.2.1 Stock grants

The Group changed the scheme of share-based payments from stock options to stock grants in November 2007. The stock grants award program is an incentive plan that sets, on grant date, the maximum number of shares that can be awarded. Actual shares to be granted is determined in accordance with achievement of pre-set performance targets over the vesting period.

32.2.1.1 Details of stock grants linked to long-term performance as of December 31, 2020, are as follows:

	Grant date	Number of granted shares[1]	Vesting conditions[2]
		(In number of shares)
KB Financial Group Inc.
Series 21	Jan. 01, 2019	25,172	Services fulfillment, market performance[3] 0~30% and non-market performance[4] 70~100%
Series 22	Apr. 01, 2019	3,226	Services fulfillment, market performance[3] 30% and non-market performance[4] 70%
Series 23	May 27, 2019	1,436	Services fulfillment, market performance[3] 30% and non-market performance[4] 70%
Series 24	Jul. 17, 2019	8,195	Services fulfillment, market performance[3] 30% and non-market performance[4] 70%
Series 25	Jan. 01, 2020	57,367	Services fulfillment, market performance[3] 0~30% and non-market performance[4] 70%~100%
Series 26	Mar. 18, 2020	430	Services fulfillment, market performance[3] 30% and non-market performance[4] 70%
Series 27	Jun. 15, 2020	187	Services fulfillment, market performance[3] 30% and non-market performance[4] 70%
Series 28	Nov. 21, 2020	68,135	Services fulfillment, market performance[3] 35% and non-market performance[5] 65%
Deferred grant	2015	7,674	Satisfied
	2016	8,705	Satisfied
	2017	17,983	Satisfied
	2018	5,960	Satisfied
	2019	24,533	Satisfied
	2020	28,134	Satisfied

		257,137

Kookmin Bank
Series 75	Jan. 01, 2019	154,996	Services fulfillment, market performance[3] 0~50% and non-market performance[4] 50~100%
Series 76	Apr. 01, 2019	5,380	Services fulfillment, market performance[3] 30~50% and non-market performance[4] 50~70%
Series 77	May 27, 2019	4,468	Services fulfillment, market performance[3] 30~50% and non-market performance[4] 50~70%
Series 78	Nov. 21, 2019	36,443	Services fulfillment, market performance[3] 30% and non-market performance[6] 70%
Series 79	Jan. 01, 2020	241,609	Services fulfillment, market performance[3] 0~50% and non-market performance[4] 50~100%
Series 80	Mar. 01, 2020	7,711	Services fulfillment, market performance[3] 30~50% and non-market performance[4] 50~70%
Deferred grant	2015	2,759	Satisfied
	2016	19,109	Satisfied
	2017	47,863	Satisfied
	2018	65,514	Satisfied
	2019	98,194	Satisfied

		684,046

Other subsidiaries
Stock granted in 2010	—	106	Services fulfillment, market performance[3] 10~50% and non-market performance[4], 50~90%
Stock granted in 2011	—	146
Stock granted in 2012	—	420
Stock granted in 2013	—	622
Stock granted in 2014	—	1,028
Stock granted in 2015	—	3,323
Stock granted in 2016	—	9,103
Stock granted in 2017	—	36,814
Stock granted in 2018	—	120,266
Stock granted in 2019	—	331,688
Stock granted in 2020	—	268,669

		772,185

		1,713,368

[1]

Granted shares represent the total number of shares initially granted to executives and employees who have residual shares as of December 31, 2020 (Deferred grants are residual shares vested as of December 31, 2020).

[2]

Executives and employees were given the option of deferred payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.

[3]

Relative TSR (Total Shareholders Return): [(Fair value at the end of the contract—Fair value at the beginning of the contract) + (Total amount of dividend per share paid during the contract period)] / Fair value at the beginning of the contract

[4]	Companies’ and individuals’ performance results
[5]	EPS, Asset Quality, HCROI, Profit from non-banking segments
[6]	EPS, Asset Quality

32.2.1.2 Details of stock grants linked to short-term performance as of December 31, 2020, are as follows:

	Estimated number of vested shares*	Vesting conditions
	(In number of shares)
KB Financial Group Inc.
Stock granted in 2015	7,524	Satisfied
Stock granted in 2016	6,595	Satisfied
Stock granted in 2017	7,385	Satisfied
Stock granted in 2018	14,292	Satisfied
Stock granted in 2019	28,030	Satisfied
Stock granted in 2020	37,300	Proportional to service period
Kookmin Bank
Stock granted in 2015	9,887	Satisfied
Stock granted in 2016	19,662	Satisfied
Stock granted in 2017	30,003	Satisfied
Stock granted in 2018	73,989	Satisfied
Stock granted in 2019	125,530	Satisfied
Stock granted in 2020	121,676	Proportional to service period
Other subsidiaries
Stock granted in 2015	12,191	Satisfied
Stock granted in 2016	40,970	Satisfied
Stock granted in 2017	149,329	Satisfied
Stock granted in 2018	345,546	Satisfied
Stock granted in 2019	551,667	Satisfied
Stock granted in 2020	290,013	Proportional to service period

	1,871,589

*

Executives and employees were given the option of deferred payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.

32.2.1.3 Stock grants are measured at fair value using the MonteCarlo Simulation Model and assumptions used in determining the fair value as of December 31, 2020, are as follows:

	Risk-free rate (%)	Fair value (market performance condition)	Fair value (non-market performance condition)
	(in Korean won)
Linked to long-term performance
(KB Financial Group Inc.)
Series 21	0.74	38,789~45,096	38,789~45,096
Series 22	0.74	37,324~41,899	37,324~41,899
Series 23	0.74	37,324~41,899	37,324~41,899
Series 24	0.74	38,789~45,096	38,789~45,096
Series 25	0.74	37,324~45,096	37,324~45,096
Series 26	0.74	38,789~45,096	38,789~45,096
Series 27	0.74	38,789~45,096	38,789~45,096
Series 28	0.74	30,871~34,675	34,694~38,969
Deferred grant in 2015	0.74	—	35,895~45,096
Deferred grant in 2016	0.74	—	38,789~45,096
Deferred grant in 2017	0.74	—	40,299~45,096
Deferred grant in 2018	0.74	—	38,789~45,096
Deferred grant in 2019	0.74	—	40,299~47,631
Deferred grant in 2020	0.74	—	38,969~42,065
(Kookmin Bank)
Series 75	0.74	38,789~45,096	38,789~45,096
Series 76	0.74	37,324~41,899	37,324~41,899
Series 77	0.74	37,324~41,899	37,324~41,899
Series 78	0.74	36,370~40,828	37,324~41,899
Series 79	0.74	37,324~45,096	37,324~45,096
Series 80	0.74	35,895~40,299	35,895~40,299
Grant deferred in 2015	0.74	—	41,899~45,096
Grant deferred in 2016	0.74	—	38,789~45,096
Grant deferred in 2017	0.74	—	38,789~45,096
Grant deferred in 2018	0.74	—	38,789~45,096
Grant deferred in 2019	0.74	—	40,299~45,096
(Other subsidiaries)
Stock granted in 2010	0.74	—	40,299~40,299
Stock granted in 2011	0.74	—	40,299~40,299
Stock granted in 2012	0.74	—	40,299~41,899
Stock granted in 2013	0.74	—	35,692~41,899
Stock granted in 2014	0.74	—	41,899~41,899
Stock granted in 2015	0.74	—	34,581~47,631
Stock granted in 2016	0.74	—	37,324~56,293
Stock granted in 2017	0.74	—	34,581~61,294
Stock granted in 2018	0.74	33,612~44,072	35,895~47,631
Stock granted in 2019	0.74	37,324~45,096	34,581~47,631
Stock granted in 2020	0.74	35,780~45,096	35,895~45,096

	Risk-free rate (%)	Fair value (Market performance condition)	Fair value (Non-market performance condition)
	(in Korean won)
Linked to short-term performance
(KB Financial Group Inc.)
Stock granted in 2015	0.74	—	35,895~45,096
Stock granted in 2016	0.74	—	34,581~45,096
Stock granted in 2017	0.74	—	38,789~45,096
Stock granted in 2018	0.74	—	38,789~47,631
Stock granted in 2019	0.74	—	40,299~45,096
Stock granted in 2020	0.74	—	38,789~42,065
(Kookmin Bank)
Stock granted in 2015	0.74	—	38,789~47,153
Stock granted in 2016	0.74	—	37,324~61,294
Stock granted in 2017	0.74	—	38,789~47,631
Stock granted in 2018	0.74	—	38,789~47,631
Stock granted in 2019	0.74	—	40,299~45,096
Stock granted in 2020	0.74	—	38,789~41,899
(Other subsidiaries)
Stock granted in 2015	0.74	—	34,581~45,096
Stock granted in 2016	0.74	—	34,581~47,631
Stock granted in 2017	0.74	—	34,581~47,631
Stock granted in 2018	0.74	—	34,581~47,631
Stock granted in 2019	0.74	—	34,581~45,096
Stock granted in 2020	0.74	—	35,895~43,147

The Group used the volatility of the stock price over the previous year as the expected volatility, and used the arithmetic mean of the dividend rate of one year before, two years before, and three years before the base year as the dividend rate, and used one-year risk-free rate of Korea Treasury Bond in order to calculate fair value.

32.2.1.4 The accrued expenses for share-based payments related to stocks grants as of December 31, 2019 and 2020, are ￦ 124,853 million and ￦ 135,327 million, respectively, and compensation costs from stock grants amounting to ￦ 49,418 million and ￦ 48,712 million were recognized for the years ended December 31, 2019 and 2020, respectively.

32.2.2 Mileage stock

32.2.2.1 Details of mileage stock as of December 31, 2020, are as follows:

	Grant date	Number of granted shares 1	Expected exercise period (years) [2]	Remaining shares
	(In number of shares)
Stock granted in 2018	Jan. 10, 2018	19,197	0.00~0.02	13,522
	Feb. 12, 2018	9	0.00~0.12	3
	Apr. 02, 2018	115	0.00~0.25	82
	Apr. 30, 2018	86	0.00~0.33	49
	May 08, 2018	170	0.00~0.35	140
	Jun. 01, 2018	140	0.00~0.41	106
	Jul. 02, 2018	180	0.00~0.50	123
	Aug. 07, 2018	194	0.00~0.60	149
	Aug. 09, 2018	47	0.00~0.60	31
	Aug. 14, 2018	30	0.00~0.62	26
	Aug. 16, 2018	130	0.00~0.62	93
	Sep. 07, 2018	106	0.00~0.68	77
	Oct. 04, 2018	129	0.00~0.76	78
	Nov. 01, 2018	258	0.00~0.83	200
	Nov. 06, 2018	236	0.00~0.85	168
	Dec. 03, 2018	132	0.00~0.92	127
	Dec. 04, 2018	21	0.00~0.92	21
	Dec. 07, 2018	91	0.00~0.93	78
	Dec. 12, 2018	64	0.00~0.95	32
	Dec. 18, 2018	271	0.00~0.96	237
	Dec. 19, 2018	42	0.00~0.96	34
	Dec. 31, 2018	127	0.00~1.00	106
Stock granted in 2019	Jan. 11, 2019	26,580	0.00~1.03	21,231
	Feb. 01, 2019	12	0.00~1.08	8
	Apr. 01, 2019	167	0.00~1.25	96
	Apr. 18, 2019	105	0.00~1.29	81
	Apr. 22, 2019	33	0.00~1.30	33
	Jul. 01, 2019	109	0.00~1.50	87
	Aug. 29, 2019	39	0.00~1.66	39
	Sep. 02, 2019	50	0.00~1.67	50
	Nov. 01, 2019	119	0.00~1.83	95
	Nov. 08, 2019	14	0.00~1.85	14
	Dec. 05, 2019	56	0.00~1.93	54
	Dec. 06, 2019	84	0.00~1.93	84
	Dec. 31, 2019	87	0.00~2.00	87
Stock granted in 2020	Jan. 18, 2020	28,645	0.00~2.05	27,672
	May 12, 2020	46	0.00~2.36	46
	Jun. 30, 2020	206	0.00~2.50	206
	Aug. 26, 2020	40	0.00~2.65	40
	Oct. 29, 2020	160	0.00~2.83	160
	Nov. 6, 2020	45	0.00~2.85	45
	Nov. 30, 2020	35	0.00~2.92	35
	Dec. 2, 2020	57	0.00~2.92	57
	Dec. 4, 2020	154	0.00~2.93	154
	Dec. 30, 2020	88	0.00~3.00	88

		78,706		65,944

[1]

Mileage stock is exercisable for two years after one year from the grant date. When the mileage stock is exercised, the closing price of prior month is applied. However, in case of transfer or retirement during the vesting period, mileage stock is exercisable at the closing price of the last month prior to transfer or retirement.

[2]	The shares are assessed based on the stock price as of December 31, 2020. These shares are vested immediately at grant date.

32.2.2.2 The accrued expenses for share-based payments related to mileage stock as of December 31, 2019 and 2020, are ￦ 2,705 million and ￦ 2,862 million, respectively. The compensation costs amounting to ￦ 1,334 million and ￦ 1,086 million were recognized as expenses for the years ended December 31, 2019 and 2020, respectively.

32.2.3 Long-term share-based payments

The Group calculates the short-term performance bonus of directors of Prudential Life Insurance Company of Korea Ltd. based on the results of the current performance evaluation and will defer the bonus for three years and pay it in cash reflecting the stock price of KB Financial Group at that time.

32.2.3.1 Details of long-term share-based payments as of December 31, 2020, are as follows:

	Grant date	Vested shares	Expected exercise period (years)	Vesting condition
Granted in 2020	2020	16,800	3.00	Services fulfillment

32.2.3.2 long-term share-based payments are measured at fair value using the MonteCarlo Simulation Model and assumptions used in determining the fair value as of December 31, 2020, are as follows:

	Risk-free rate (%)	Fair value (Market performance condition)	Fair value (Non-market performance condition)
	(in Korean won)
Granted in 2020	0.741	—	38,789

The Group used the volatility of the stock price over the previous year as the expected volatility, and used the arithmetic mean of the dividend rate of one year before, two years before, and three years before the base year as the dividend rate, and used one-year risk-free rate of Korea Treasury Bond in order to calculate fair value.

32.2.3.3 The accrued expenses for long-term share-based payments as of December 31, 2020 are ￦ 652 million. The compensation costs amounting to ￦ 652 million were recognized as expenses for the year ended December 31, 2020.